Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of accumulated other comprehensive income (loss)

	Accumulated Other Comprehensive Income (Loss)
	Net Unrealized Gains(Losses) on Cash Flow Hedges	Net Unrealized Gains (Losses) on Foreign Currency Translation	Total
	(millions)
Balances, December 31, 2011	$(2)	$—	$(2)
Other comprehensive income (loss) before reclassification	(5)	2	(3)
Amounts reclassified from AOCI to interest expense	1	—	1
Net other comprehensive income (loss)	(4)	2	(2)
Balances, December 31, 2012	(6)	2	(4)
Other comprehensive income (loss) before reclassification	11	(27)	(16)
Amounts reclassified from AOCI to interest expense	4	—	4
Net other comprehensive income (loss)	15	(27)	(12)
Balances, December 31, 2013	9	(25)	(16)
Other comprehensive loss before reclassification	(24)	(14)	(38)
Amounts reclassified from AOCI to interest expense	5	—	5
Net other comprehensive loss	(19)	(14)	(33)
Balance sheet adjustment related to transitioning from separate return method (see Note 3)	6	—	6
Balances, December 31, 2014	$(4)	$(39)	$(43)
AOCI attributable to noncontrolling interest	$(4)	$(36)	$(40)
AOCI attributable to NextEra Energy Partners, December 31, 2014	$—	$(3)	$(3)